CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUE
COST OF REVENUE
GROSS PROFIT (LOSS)
OPERATING EXPENSES
Selling, general and administrative expenses	44,534	69,659	59,495	141,654
Professional fees and related expenses	54,052	26,615	85,852	88,218
Gain on settlement of accounts payable		(51,273)		(51,273)
TOTAL OPERATING EXPENSES	98,586	45,001	145,347	178,599
OPERATING LOSS	(98,586)	(45,001)	(145,347)	(178,599)
OTHER EXPENSE, non-operating
Interest expense, net	64,622	54,871	135,882	109,310
Fair value of derivative liability				(113,026)
TOTAL OTHER EXPENSE, non-operating	64,622	54,871	135,882	(3,716)
LOSS BEFORE PROVISION FOR INCOME TAXES	(163,208)	(99,872)	(281,229)	(174,883)
PROVISION FOR INCOME TAXES
NET INCOME	$ (163,208)	$ (99,872)	$ (281,229)	$ (174,883)
BASIC LOSS PER SHARE	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING BASIC & DILUTED	336,424,883	229,963,376	336,424,883	214,337,890